Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2023
Organization and Business Description [Abstract]
Schedule of Subsidiaries of the Company	Details of the subsidiaries of the Company as of March 31, 2023 are set out below:
	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Universe INC	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Universe HK	May 21, 2014	Hong Kong	100%	Investment holding

Universe Technology	April 18, 2019	PRC	100%	WFOE, Investment holding

Jiangxi Universe	March 2, 1998	PRC	100%	Research and development and manufacturing of modernized traditional Chinese medicines

Universe Trade	March 10, 2010	PRC	100%	Sales of modernized traditional Chinese medicines

Universe Hanhe	May 12, 2021	PRC	100%	Research and development of new pharmaceutical products